Shareholders' equity - Additional Equity Activity (Details) $ / shares in Units, $ in Thousands, $ in Thousands													12 Months Ended
	Nov. 30, 2024 MXN ($)	May 31, 2024 MXN ($)	Apr. 26, 2024 MXN ($) installment $ / shares	Sep. 20, 2023 MXN ($) $ / shares	Jun. 22, 2023 MXN ($) $ / shares	Apr. 21, 2023 MXN ($) installment	Mar. 02, 2023 MXN ($) $ / shares	Jul. 25, 2022 MXN ($) $ / shares	May 24, 2022 MXN ($) $ / shares	Apr. 22, 2022 MXN ($) installment	Jan. 19, 2022 MXN ($) $ / shares	Jun. 11, 2021 shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2022 MXN ($) shares
Dividends
Dividends approved			$ 4,250,000	$ 500,000	$ 1,800,000	$ 2,300,000				$ 2,300,000
Dividends per share | $ / shares			$ 5.447158938	$ 1.281684668	$ 4.614064804		$ 3.716885536	$ 1.281684668	$ 4.614064804		$ 11.201923995
Number of installments for payment of a cash dividend | installment			2			2				2
Dividends paid	$ 2,125,000	$ 2,125,000					$ 1,450,000	$ 500,000	$ 1,800,000		$ 4,370,000
Period during which tax on dividend distributions and interim payments can be credited against income tax													2 years
Equity reserves
Reserve for repurchase of shares										$ 1,500,000			$ 1,500,000	$ 72,163	$ 1,500,000	$ 1,500,000
Contributed Capital													$ 297,782	$ 14,326	$ 297,782	$ 297,782
Number of Shares, outstanding | shares													386,169,425	386,169,425	386,169,425	386,169,425
Transfer to capital redemption reserve										$ 471,812
Percentage of annual net profits required to be reserved to legal reserve fund													5.00%
Percentage of share capital stock at par value required to be maintained in legal reserve fund													20.00%
Legal reserve fund not available for distribution													$ 59,556		$ 59,556	$ 59,556
Affiliates of VINCI Airports SAS
Dividends
Ownership interest indirectly held												29.99%
Series B Class I
Equity reserves
Contributed Capital													$ 262,447		$ 262,447	$ 262,447
Number of Shares, outstanding | shares													340,345,556	340,345,556	340,345,556	340,345,556
Series BB Class I
Equity reserves
Contributed Capital													$ 38,375		$ 38,375	$ 38,375
Number of Shares, outstanding | shares													49,766,000	49,766,000	49,766,000	49,766,000
Treasury Series B Class I
Dividends
Treasury shares held (in shares) | shares												49,766,000	3,942,131	3,942,131	3,942,131	3,942,131